Investment securities (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	41	27
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	7	9